Document and Entity Information	Feb. 09, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001437226
Document Type	8-K
Document Period End Date	Feb. 09, 2022
Entity Registrant Name	MASTECH DIGITAL, INC.
Entity Incorporation State Country Code	PA
Entity File Number	001-34099
Entity Tax Identification Number	26-2753540
Entity Address, Address Line One	1305 Cherrington Parkway
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Moon Township
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15108
City Area Code	(412)
Local Phone Number	787-2100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $.01 per share
Trading Symbol	MHH
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false